Income Taxes (Details 1) - USD ($)	Sep. 30, 2014	Sep. 30, 2013
Deferred tax assets:
Stock Options	$ 333,322	$ 333,322
Federal and state net operating loss carry forwards	1,532,648	1,321,844
Foreign net operating loss carry forwards	1,386,980	1,254,854
Land impairment	1,011,401	71,873
Other	100,786	94,647
Gross deferred tax assets	4,365,137	3,076,540
Less: Valuation allowance	(4,353,169)	(3,060,200)
Net deferred tax assets	11,968	16,340
Deferred tax liabilities	$ (11,968)	$ (16,340)
Net deferred taxes